CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 12,701,161	¥ 11,722,063
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	2,055,780	2,692,031
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	4,067,125	3,767,997
Long-term debt, liabilities accounted for at fair value	¥ 3,764,171	¥ 2,876,287
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	4,800,000,000	4,800,000,000
Common stock, issued	2,513,757,794	2,539,249,894
Treasury stock, shares	4,233,302	4,739,805
Other short term borrowings fair value	¥ 244,157	¥ 153,044